INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2021	2020	2019
Income taxes at domestic statutory tax rate	$231.5	$233.6	$238.5
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(5.7)	(1.5)	(3.7)
Tax consolidation transactions (note 26)	(47.0)	(44.7)	(55.7)
Other	1.5	0.5	—
Income taxes	$180.3	$187.9	$179.1

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2021	2020	2021	2020	2019
Defined benefit plans	$23.9	$50.2	$(2.3)	$(2.5)	$5.2
Contract assets	(41.2)	(65.5)	(24.3)	6.7	4.5
Property, plant and equipment	(435.5)	(459.9)	(24.4)	(15.7)	9.2
Goodwill, intangible assets and other assets	(327.6)	(319.5)	7.4	11.7	67.0
Long-term debt and derivative financial instruments	(7.1)	(15.2)	(6.1)	0.6	1.1
Other	24.8	19.3	(5.5)	(1.4)	(2.8)
	$(762.7)	$(790.6)	$(55.2)	$(0.6)	$84.2

Summary of changes in net deferred income tax liability

	2021	2020
Balance at beginning of year	$(790.6)	$(809.5)
Recognized in income as continuing operations	55.2	0.6
Recognized in other comprehensive income	(26.6)	21.1
Business acquisitions	(0.7)	(2.8)
Balance at end of year	$(762.7)	$(790.6)